Cover	Aug. 05, 2025
Cover [Abstract]
Entity Registrant Name	NEURALBASE AI LTD.
Entity Central Index Key	0001130781
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Aug. 05, 2025
Entity Ex Transition Period	true
Entity File Number	000-33325
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	10409 Pacific Palisades Ave.
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89144-1221
City Area Code	727
Local Phone Number	314 3717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely to clarify a typographical inconsistency in the Current Report on Form 8-K filed on September 18, 2025. That filing correctly identified the record date of the forward stock split as September 26, 2025, but a subsequent reference in the same section inadvertently stated September 30, 2025. The correct record date is September 26, 2025. No other changes have been made to the Form 8-K.